FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Cash	$ 101,724,000	$ 27,317,000
Current liabilities	$ 32,506,000	15,534,000
Interest Rate Risk [Member]
Statement [Line Items]
Asset and liability exposure, description	A 10% change in the interest rate would not result in a material impact on the Company’s operations
Liquidity Risk [Member]
Statement [Line Items]
Cash	$ 101,724,000
Current liabilities	99,562,000
Foreign Currency Risk [Member]
Statement [Line Items]
Impact on net earning (loss)	248,000	144,000
Derivative asset	1,314
Derivative liability		475,000
Price Risk [Member]
Statement [Line Items]
Impact on net earning (loss)	743,000	36,000
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact on net earning (loss)	$ 384,000	$ 119,000